Aggregate Maturities Of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt By Maturity [Abstract]
2014		$ 255
2015		284
2016		27,487
Total	$ 19,375	$ 28,026	$ 17,891